Share Capital - Summary of Ordinary Shares (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Opening Balance	€ 290,826	€ 250,395	€ 323,467
Issue of equity		117,215	47,713
Closing Balance	300,806	290,826	250,395
Share premium [member]
Disclosure of classes of share capital [line items]
Opening Balance	137,285	70,161	45,882
Closing Balance	€ 0	€ 137,285	€ 70,161
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Opening Balance Issued and paid (Shares)	371,386,000	289,165	265,731
Opening Balance	€ 339,259	€ 289,165	€ 265,731
Ending Balance Issued and paid (Shares)	0	371,386,000	289,165
Closing Balance		€ 339,259	€ 289,165
Series B Preferred Stock [Member] | Share premium [member]
Disclosure of classes of share capital [line items]
Opening Balance	€ 143,739
Issue of equity		67,124
Closing Balance		€ 143,739
Series B Preferred Stock [Member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Opening Balance Issued and paid (Shares)	389,955
Opening Balance	€ 357,828
Increase (decrease) in number of shares outstanding	18,569,000	50,091,000
Issue of equity	€ 18,569	€ 50,091
Ending Balance Issued and paid (Shares)		389,955
Closing Balance		€ 357,828
Series B Preferred Stock [Member] | Ordinary shares [member] | Share premium [member]
Disclosure of classes of share capital [line items]
Issue of equity	€ 6,454
Class B Nonvoting [Member] | Share premium [member]
Disclosure of classes of share capital [line items]
Issue of equity		€ 0
Class B Nonvoting [Member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding		32,130,000
Issue of equity		€ 3
Conversion from FFG Shares to LGHL ordinary shares at 0.26926188 [Member] | LGHL ordinary shares [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	105,000,000
Conversion from FFG Shares to LGHL ordinary shares at 0.26926188 [Member] | LGHL ordinary shares [Member] | Share premium [member]
Disclosure of classes of share capital [line items]
Issue of equity	€ 143,739
Ordinary Shares To Third Party Investors [Member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding			23,434
Issue of equity			€ 23,434
Ordinary Shares To Third Party Investors [Member] | Ordinary shares [member] | Share premium [member]
Disclosure of classes of share capital [line items]
Issue of equity			€ 24,279
Exchange of LGHL ordinary shares as part of Reverse Recapitalization [Member] | Share premium [member]
Disclosure of classes of share capital [line items]
Issue of equity	€ (143,739)
Exchange of LGHL ordinary shares as part of Reverse Recapitalization [Member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	(105,000,000)